Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid (“CAP”) to our Principal Executive Officer (“PEO”) and other named executive officers, including the Chief Legal Officer, Secretary & Senior Advisor and the Chief Strategy Officer and President of Cineverse Corp. (“Non-PEO NEOs”), and certain financial performance of the Company during the last three fiscal years ended March 31, 2026, 2025 and 2024. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year on a cash or under US Generally Accepted Accounting Principles (“US GAAP”), and it is reported solely pursuant to SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized under US GAAP, including with respect to PSUs and SARs. Performance conditions for these equity awards have not yet been satisfied. To this end, information in the following table may not reflect whether compensation actually realized is aligned with performance.

For a more fulsome discussion of our pay-for-performance compensation philosophy and performance measures, see “Executive Officer and Director Compensation.”

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net (loss) income (5) (In Thousands)
2026	993,721	1,444,935	766,748	899,473	28.57	(8,657)
2025	939,182	1,388,346	721,663	1,349,519	37.62	3,764
2024	1,014,286	466,732	945,743	647,671	16.55	(21,265)

Footnotes:

(1) The dollar amounts reported in column (1) are the amounts of total compensation reported for Christopher J. McGurk, Chief Executive Officer (our Principal Executive Officer, or PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.

(2) The dollar amounts reported in column (2) represent the amount of CAP and have been computed following relevant SEC rules, as outlined below. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The fiscal 2025 and 2024 amounts presented above have been revised from the amounts previously reported as a result of an updated method of calculation.

PEO Equity Adjustments
Year	Reported Summary Compensation Table Total for PEO (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Compensation Actually Paid to PEO (2)
2026	993,721	300,000	919,214	(152,000)	(16,000)	751,214	1,444,935
2025	939,182	249,270	948,000	57,938	(307,504)	698,434	1,388,346
2024	1,014,286	-	-	(534,538)	(13,016)	(547,554)	466,732

(3) The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, 2025 and 2026, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, Chief Legal Officer, Secretary & Senior Advisor; and Erick Opeka, President & Chief Strategy Officer. In accordance with the SEC rules, average total compensation for the NEOs was computed as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2 (i).

Non-PEO NEO Equity Adjustments
Year	Reported Summary Compensation Table Total for non-PEO NEOs (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2026	766,748	237,498	534,967	(142,032)	(22,712)	370,223	899,473
2025	721,663	197,339	750,500	95,663	(20,969)	825,195	1,349,519
2024	945,743	282,215	55,087	(13,144)	(57,802)	(15,858)	647,671
•
The equity award adjustments outlined by (i) in the table above include the addition (or subtraction, as applicable) of the following: (ii) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (iii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and iv) for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

(4) The cumulative total shareholder return (“TSR”) amounts reported in column (4) are calculated in the same manner as required under Item 201(e) of Regulation S-K, measuring the total shareholder return from the market close on the last trading day before the earliest fiscal year in the table, or March 31, 2023, through to and including the end of the fiscal year for which total shareholder return is calculated, or March 31, 2026.

(5) The dollar amounts reported in column (5) are the Company’s net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote

(1) The dollar amounts reported in column (1) are the amounts of total compensation reported for Christopher J. McGurk, Chief Executive Officer (our Principal Executive Officer, or PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.

	The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, 2025 and 2026, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, Chief Legal Officer, Secretary & Senior Advisor; and Erick Opeka, President & Chief Strategy Officer.
PEO Total Compensation Amount	$ 993,721	$ 939,182	$ 1,014,286
PEO Actually Paid Compensation Amount	$ 1,444,935	1,388,346	466,732
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts reported in column (2) represent the amount of CAP and have been computed following relevant SEC rules, as outlined below. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The fiscal 2025 and 2024 amounts presented above have been revised from the amounts previously reported as a result of an updated method of calculation.

PEO Equity Adjustments
Year	Reported Summary Compensation Table Total for PEO (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Compensation Actually Paid to PEO (2)
2026	993,721	300,000	919,214	(152,000)	(16,000)	751,214	1,444,935
2025	939,182	249,270	948,000	57,938	(307,504)	698,434	1,388,346
2024	1,014,286	-	-	(534,538)	(13,016)	(547,554)	466,732

Non-PEO NEO Average Total Compensation Amount	$ 766,748	721,663	945,743
Non-PEO NEO Average Compensation Actually Paid Amount	$ 899,473	1,349,519	647,671
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, 2025 and 2026, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, Chief Legal Officer, Secretary & Senior Advisor; and Erick Opeka, President & Chief Strategy Officer. In accordance with the SEC rules, average total compensation for the NEOs was computed as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2 (i).

Non-PEO NEO Equity Adjustments
Year	Reported Summary Compensation Table Total for non-PEO NEOs (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2026	766,748	237,498	534,967	(142,032)	(22,712)	370,223	899,473
2025	721,663	197,339	750,500	95,663	(20,969)	825,195	1,349,519
2024	945,743	282,215	55,087	(13,144)	(57,802)	(15,858)	647,671
•
The equity award adjustments outlined by (i) in the table above include the addition (or subtraction, as applicable) of the following: (ii) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (iii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and iv) for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

Compensation Actually Paid vs. Total Shareholder Return	The following chart compares CAP versus Company TSR:
Compensation Actually Paid vs. Net Income	The following chart compares CAP versus Company Net (Loss) Income:
Total Shareholder Return Amount	$ 28.57	$ 37.62	$ 16.55
PEO Name	Christopher J. McGurk	Christopher J. McGurk	Christopher J. McGurk
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (8,657,000)	$ 3,764,000	$ (21,265,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,000)	(249,270)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	751,214	698,434	(547,554)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	919,214	948,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,000)	57,938	(534,538)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,000)	(307,504)	(13,016)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,498)	(197,339)	(282,215)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,223	825,195	(15,858)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,967	750,500	55,087
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,032)	95,663	(13,144)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,712)	$ (20,969)	$ (57,802)